Condensed Statements of Combined Consolidated Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$ 9,139	[1]	$ (7,770)	[1]
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization expenses	2,527	[1]	2,527	[1]
Amortization of debt issuance costs	159	[1]	0	[1]
Unit-based compensation expense	378	[1]	0	[1]
Loss on asset disposals	236	[1]	25	[1]
Changes in current assets:
Receivables - trade	76	[1]	17	[1]
Receivables - affiliate	272	[1]	4	[1]
Prepayments and other current assets	395	[1]	(156)	[1]
Changes in current liabilities:
Accounts payable - trade	(1,013)	[1]	(244)	[1]
Accounts payable - affiliate	216	[1]	(1)	[1]
Deferred revenue - affiliate	(55)	[1]	0	[1]
Accrued liabilities	(473)	[1]	(360)	[1]
Changes in other noncurrent assets and liabilities	1,470	[1]	(526)	[1]
Net cash from (used in) operating activities	13,327	[1]	(6,484)	[1]
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Capital expenditures	(5,971)	[1]	(819)	[1]
Capital expenditure reimbursements by Sponsor	3,475	[1]	0	[1]
Net cash used in investing activities	(2,496)	[1]	(819)	[1]
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Distributions to General Partner	(226)	[1]	0	[1]
Distributions to Common unitholders	(5,530)	[1]	0	[1]
Distributions to Subordinated unitholders	(5,530)	[1]	0	[1]
Financing costs	(532)	[1]	0	[1]
Sponsor contributions of equity to the Predecessors	3,252	[1]	7,303	[1]
Capital contributions	424	[1]	0	[1]
Net cash from (used in) financing activities	(8,142)	[1]	7,303	[1]
INCREASE IN CASH AND CASH EQUIVALENTS	2,689	[1]	0	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	18,326	[1]	0	[1]
CASH AND CASH EQUIVALENTS, END OF PERIOD	21,015	[1]	0	[1]
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Interest paid, net of capitalized interest	367	[1]	0	[1]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Capital expenditures included in accounts payable at period end	$ 2,767	[1]	$ 457	[1]

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and B for further discussion.